Shareholder Report, Holdings (Details) - C000162386 [Member]	Mar. 31, 2025
Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.43%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.62%
Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%